Revenue - Summary of Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Revenue [abstract]
Revenue from contracts with customers	$ 214,498		$ 208,412	$ 206,396
Other revenues
Government grants income	1,030		1,037	219
Rental income	1,022		864	843
Others	189		165	151
Revenue other than from contracts with customers	2,241		2,066	1,213
Total	$ 216,739	$ 7,053	$ 210,478	$ 207,609